Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 12, 2019
Registrant Name	dei_EntityRegistrantName	PIMCO ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001450011
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2020
Prospectus Date	rr_ProspectusDate	Nov. 12, 2019